CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ 11,907	$ (202,114)	$ (4,550,604)
Items that may be realised through profit or loss:
Exchange differences on translating foreign operations	(51)	2,672	(20,146)
Other comprehensive (loss)/income for the period net of tax	(51)	2,672	(20,146)
Total comprehensive profit/(loss) for the year	11,856	(199,442)	(4,570,750)
Attributable to non-controlling equity interests	0	0	0
Attributable to owners of the parent	$ 11,856	$ (199,442)	$ (4,570,750)